Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities
Subsidiaries
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, PRC	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing CHJ Automobile Technology Co., Ltd. (“Beijing CHJ Technology”)	100%	March 22, 2021	Beijing, PRC	Technology development
Beijing Leading Automobile Sales Co., Ltd. (“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 8, 2017	Changzhou, PRC	Sales and after sales management
Beijing Lixiang Automobile Co., Ltd. (“Beijing Lixiang Automobile”)	100%	April 9, 2021	Beijing, PRC	Manufacturing of automobile
Shanghai Lixiang Automobile Technology Co., Ltd.	100%	April 20, 2021	Shanghai, PRC	Technology development

		Date of Incorporation	Place of Incorporation	Principal Activities
The VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

VIEs and VIEs' subsidiaries
Organization and Nature of Operations
Schedule of consolidated financial information of the Group's VIEs and VIEs' subsidiaries

	As of December 31,
	2024	2025
	RMB	RMB
Current assets:
Cash and cash equivalents	3,746,663	1,414,673
Restricted cash	3,386	3,368
Time deposits and short-term investments	2,507,701	3,831,811
Trade receivable, net	4,258	1,162
Amounts due from the Group companies(1)	3,271,021	3,679,148
Prepayments and other current assets	155,002	138,275
Total current assets	9,688,031	9,068,437
Non‑current assets:
Long‑term investments	171,538	75,000
Property, plant and equipment, net	124,775	83,775
Operating lease right‑of‑use assets, net	612,329	569,122
Intangible assets, net	666,853	20,159
Deferred tax assets	3,127	14,350
Other non‑current assets	297,716	162,986
Total non-current assets	1,876,338	925,392
Total assets	11,564,369	9,993,829
Current liabilities:
Trade and notes payable	1,343,590	9,526
Amounts due to the Group companies(1)	897,615	332,789
Amounts due to related parties	23	23
Operating lease liabilities, current	50,213	56,128
Accruals and other current liabilities	324,410	175,580
Total current liabilities	2,615,851	574,046
Non‑current liabilities:
Operating lease liabilities, non‑current	667,776	624,526
Deferred tax liabilities	4,637	—
Other non‑current liabilities	31,488	24,106
Total non-current liabilities	703,901	648,632
Total liabilities	3,319,752	1,222,678
Total shareholders’ equity	8,244,617	8,771,151
Total liabilities and shareholders’ equity	11,564,369	9,993,829

	For the Year Ended December 31,
	2023	2024	2025

Third-party revenues	3,376	23,605	36,173
Inter-company revenues(2)	2,643,402	1,733,503	1,010,264

Third-party cost	(11,530)	(7,720)	(4,476)
Inter-company cost	—	(202)	(295)

Third-party expenses	(1,275,066)	(1,611,040)	(581,445)
Inter-company expenses	(68,874)	(4,721)	—

Other income	1,099,921	307,888	88,511
Income before income tax	2,391,229	441,313	548,732
Income tax expense	(244,363)	(148,040)	(137,496)
Net income	2,146,866	293,273	411,236
Net income attributable to ordinary shareholders of Li Auto Inc.	2,146,866	293,273	411,236

	For the Year Ended December 31,
	2023	2024	2025
Net cash provided by inter-company transactions(3)	2,643,402	1,733,503	1,010,264
Net cash used in transactions with external entities	(7,593,022)	(692,505)	(619,752)
Net cash (used in)/provided by operating activities	(4,949,620)	1,040,998	390,512

Net cash (used in)/provided by transactions with external entities	(2,087,758)	7,658,640	(1,215,019)
Net cash (used in)/provided by investing activities	(2,087,758)	7,658,640	(1,215,019)

Net cash provided by/(used in) inter-company transactions	15,279,213	(32,677,074)	(1,509,940)
Other financing activities with external entities	(500,000)	—	—
Net cash provided by/(used in) financing activities	14,779,213	(32,677,074)	(1,509,940)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	481,305	(2,656)	2,439
Net change in cash, cash equivalents and restricted cash	8,223,140	(23,980,092)	(2,332,008)
Cash, cash equivalents and restricted cash at beginning of the year	19,507,001	27,730,141	3,750,049
Cash, cash equivalents and restricted cash at end of the year	27,730,141	3,750,049	1,418,041

(1)

The amounts due from Group companies represent the funds provided by the consolidated VIEs to the Group companies. The amounts due to Group companies mainly represent the funds provided by Group companies to the consolidated VIEs and the operating payables resulting from the technical service fees charged by WFOE.

(2)	Inter-company revenues mainly result from service fees.
(3)

For the years ended December 31, 2023, 2024, and 2025, cash paid by subsidiaries to VIEs mainly for certain service fees were RMB2,643,402, RMB1,733,503 and RMB1,010,264, respectively. For the years ended December 31, 2023, 2024, and 2025, no management fees were paid by VIEs to WFOE as of December 31, 2025 (pursuant to each management fee arrangement with the VIEs).